Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	NEURALBASEAI LTD.
Entity Central Index Key	0001130781
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Calle 98 No.19 A - 79 AP
Entity Address Address Line 2	410 Localidad De Chapinero
Entity Address City Or Town	Bogota
Entity Address Postal Zip Code	00000l
City Area Code	727
Local Phone Number	3143717